INVENTORIES (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 203	€ 165
Work in progress	321	347
Raw materials	106	112
Stores and supplies	74	67
Inventories write down	(34)	(31)
Total inventories	€ 670	€ 660